Organization and principal activities - Long-term loan from a related party (Details) - VIE - Fangdd Information	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Variable interest entity
Term of loans (in years)	3 years
Minimum
Variable interest entity
Annual interest (as a percent)	0.20%	0.20%
Maximum
Variable interest entity
Annual interest (as a percent)	0.50%	0.50%